Related Parties Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Parties Transactions

9.	RELATED PARTIES TRANSACTIONS

The Company had the following balances with related parties:

(a) Amount due to related parties

	Relationship	June 30, 2019	December 31, 2018
		(Unaudited)	(Audited)
Hengqing Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	$104,934	$24,052
Henghui Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	59,902	64,008
Qing Zuo	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	35,245	33,473
Junze Zhang	Shareholder and director of the Company	255,326	182,093
Mengling Zhang	General manager of ZDSE	-	36,519
Zihua Wu	Director of the Company	35,940	32,440
Total		$491,347	$372,585

The balances represent cash advances from related parties. From time to time, shareholders, general manager and director of the Company advanced funds to the Company for working capital purpose.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

(b) Amount due from a related party

During the six months ended June 30, 2019, the Company made advance to Mengling Zhang, General manager of ZDSE, the balance as of June 30, 2019 was $7,210. The amount was subsequently collected.

(c) Transactions

	For the six months ended June 30,
	2019	2018
Repayment to related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	57,485	-
Henghui Investment Consultation (SZ) Partnership Business (LP)	4,274	-
Mengling Zhang	46,050	-
	$107,809	$-

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$139,290	$-
Qing Zuo	1,730	-
Junze Zhang	105,674	-
Mengling Zhang	1,730	-
Zihua Wu	3,500	23,108
	$251,924	$23,108

8.	RELATED PARTIES TRANSACTIONS

The Company had the following balances with related parties:

(a) Amount due to related parties

		As of December 31,
	Relationship	2018	2017
Hengqing Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	$24,052	$-
Henghui Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	64,008	-
Qing Zuo	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	33,473	-
Junze Zhang	Shareholder and director of the Company	182,093	-
Mengling Zhang	General manager of ZDSE	36,519	-
Zihua Wu	Director of the Company	32,440	2,500
Total		$372,585	$2,500

The balances represent cash advances from related parties. From time to time, shareholders, general manager and director of the Company advanced funds to the Company for working capital purpose.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

(b) Transactions

	For the years ended December 31,
	2018	2017
Cash advance from related parties
Junze Zhang	182,093	-
Zihua Wu	27,924	2,500
	$210,017	$2,500